Calvert
Mid-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Automobile Components — 2.4%
Dorman Products, Inc.(1)	58,938	$ 5,391,648
		$ 5,391,648
Banks — 2.3%
Commerce Bancshares, Inc.	50,510	$ 2,817,448
First Financial Bankshares, Inc.	79,284	2,341,256
		$ 5,158,704
Biotechnology — 0.6%
Neurocrine Biosciences, Inc.(1)	10,351	$ 1,425,022
		$1,425,022
Building Products — 1.9%
AZEK Co., Inc.(1)	101,219	$4,264,357
		$4,264,357
Capital Markets — 4.5%
LPL Financial Holdings, Inc.	12,621	$3,525,045
Tradeweb Markets, Inc., Class A	62,756	6,652,136
		$10,177,181
Chemicals — 2.0%
Quaker Chemical Corp.	26,384	$4,477,365
		$4,477,365
Commercial Services & Supplies — 4.7%
Copart, Inc.(1)	99,311	$5,378,684
Rentokil Initial PLC ADR(2)	175,852	5,214,012
		$10,592,696
Communications Equipment — 3.1%
Motorola Solutions, Inc.	18,099	$6,987,119
		$6,987,119
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	5,550	$2,117,658
U.S. Foods Holding Corp.(1)	71,831	3,805,606
		$5,923,264
Containers & Packaging — 3.2%
AptarGroup, Inc.	51,392	$7,236,508
		$7,236,508
Electric Utilities — 2.7%
Alliant Energy Corp.	121,200	$6,169,080
		$6,169,080
Security	Shares	Value
Electrical Equipment — 2.6%
AMETEK, Inc.	34,813	$ 5,803,675
		$ 5,803,675
Electronic Equipment, Instruments & Components — 1.9%
TE Connectivity Ltd.	29,319	$ 4,410,457
		$ 4,410,457
Food Products — 1.1%
Lamb Weston Holdings, Inc.	29,729	$ 2,499,614
		$ 2,499,614
Ground Transportation — 1.1%
Landstar System, Inc.	13,203	$2,435,689
		$2,435,689
Health Care Equipment & Supplies — 6.2%
Cooper Cos., Inc.	57,230	$4,996,179
IDEXX Laboratories, Inc.(1)	9,618	4,685,890
Teleflex, Inc.	20,955	4,407,465
		$14,089,534
Hotels, Restaurants & Leisure — 7.3%
Aramark	181,078	$6,160,273
Choice Hotels International, Inc.	20,271	2,412,249
Domino's Pizza, Inc.	4,954	2,557,899
Wyndham Hotels & Resorts, Inc.	74,337	5,500,938
		$16,631,359
Household Durables — 1.1%
NVR, Inc.(1)	314	$2,382,808
		$2,382,808
Household Products — 1.5%
Church & Dwight Co., Inc.	32,533	$3,373,021
		$3,373,021
Industrial REITs — 1.5%
Rexford Industrial Realty, Inc.	77,002	$3,433,519
		$3,433,519
Insurance — 8.0%
American Financial Group, Inc.	26,943	$3,314,528
Arch Capital Group Ltd.(1)	33,108	3,340,266
Kinsale Capital Group, Inc.	5,934	2,286,252
Ryan Specialty Holdings, Inc.(2)	41,517	2,404,249
W.R. Berkley Corp.	28,627	2,249,510
White Mountains Insurance Group Ltd.	2,483	4,512,728
		$18,107,533

Calvert
Mid-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 2.5%
VeriSign, Inc.(1)	32,281	$ 5,739,562
		$ 5,739,562
Life Sciences Tools & Services — 1.1%
Avantor, Inc.(1)	117,803	$ 2,497,424
		$ 2,497,424
Machinery — 4.2%
Graco, Inc.	45,207	$ 3,584,011
Middleby Corp.(1)	26,556	3,256,031
Nordson Corp.	12,028	2,789,774
		$9,629,816
Multi-Utilities — 2.8%
CMS Energy Corp.	105,996	$6,309,942
		$6,309,942
Pharmaceuticals — 1.6%
Royalty Pharma PLC, Class A	136,338	$3,595,233
		$3,595,233
Professional Services — 2.0%
Dayforce, Inc.(1)(2)	39,313	$1,949,925
Verisk Analytics, Inc.	9,703	2,615,444
		$4,565,369
Residential REITs — 4.3%
Equity LifeStyle Properties, Inc.	90,898	$5,920,187
Mid-America Apartment Communities, Inc.	26,656	3,801,412
		$9,721,599
Semiconductors & Semiconductor Equipment — 3.7%
Microchip Technology, Inc.	45,831	$4,193,536
ON Semiconductor Corp.(1)	35,741	2,450,046
Teradyne, Inc.	11,618	1,722,833
		$8,366,415
Software — 3.8%
Fair Isaac Corp.(1)	2,062	$3,069,617
Tyler Technologies, Inc.(1)	10,834	5,447,118
		$8,516,735
Specialized REITs — 2.5%
Lamar Advertising Co., Class A	47,601	$5,689,748
		$5,689,748
Specialty Retail — 4.5%
Burlington Stores, Inc.(1)	14,367	$3,448,080
Five Below, Inc.(1)	11,109	1,210,548
Security	Shares	Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.(1)	5,267	$ 5,562,268
		$ 10,220,896
Trading Companies & Distributors — 3.5%
Core & Main, Inc., Class A(1)	110,983	$ 5,431,508
United Rentals, Inc.	3,764	2,434,292
		$ 7,865,800
Total Common Stocks (identified cost $187,529,201)		$223,688,692

Short-Term Investments — 3.4%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	2,910,951	$ 2,910,951
Total Affiliated Fund (identified cost $2,910,951)		$ 2,910,951
Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	4,923,054	$ 4,923,054
Total Securities Lending Collateral (identified cost $4,923,054)		$ 4,923,054
Total Short-Term Investments (identified cost $7,834,005)		$ 7,834,005
Total Investments — 102.2% (identified cost $195,363,206)		$231,522,697
Other Assets, Less Liabilities — (2.2)%		$ (5,047,688)
Net Assets — 100.0%		$226,475,009

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $8,834,426 and the total market value of the collateral received by the Fund was $9,296,846, comprised of cash of $4,923,054 and U.S. government and/or agencies securities of $4,373,792.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Mid-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $2,910,951, which represents 1.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$355,064	$ —	$ (360,000)	$ —	$4,936	$ —	$ 1,110	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(1)	6,229	37,210,308	(34,305,586)	—	—	2,910,951	83,746	2,910,951
Total				$ —	$4,936	$2,910,951	$84,856

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$223,688,692(1)	$ —	$ —	$223,688,692
Short-Term Investments:
Affiliated Fund	2,910,951	—	—	2,910,951
Securities Lending Collateral	4,923,054	—	—	4,923,054
Total Investments	$231,522,697	$ —	$ —	$231,522,697

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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